SHARE BASED COMPENSATION - Assumptions (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019 CNY (¥) shares	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Stock compensation expense			¥ 14,400
Share options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield			0.00%		0.00%		0.00%
Expected term			10 years		10 years		10 years
Fair value of options granted			¥ 1,347,684		¥ 26,875
Stock compensation expense			0		¥ 0		¥ 0
Unrecognized compensation		¥ 1,256,732	¥ 1,256,732
Repurchased | shares	1,922,700		1,922,700
Fair value of options repurchased	¥ 14,400
Minimum | Share options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free rate of return, low end of range			1.60%		2.85%		2.30%
Volatility, low end of range			39.50%		41.10%		50.70%
Exercise multiple			2.2		2.2		2.2
Fair value of underlying ordinary shares | $ / shares		¥ 1.3471		$ 0.2479		$ 0.0231
Maximum | Share options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free rate of return, high end of range			5.00%		3.01%		2.37%
Volatility, high end of range			42.50%		50.20%		52.00%
Exercise multiple			2.8		2.8		2.8
Fair value of underlying ordinary shares | $ / shares		¥ 1.3519		$ 0.9466		$ 0.1164